Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Finance Costs
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Interest expense on bank borrowings	$2,519,839	2,442,872	2,714,080
Interest expense on lease liabilities	-	-	209,607
Interest expense on others	348,022	220,733	327,683
	$2,867,861	2,663,605	3,251,370